Issued capital	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Issued capital	Issued capital
a) Changes
At 31 December 2019, Banco Santander’s share capital consisted of EUR 8,309 million at 31 December 2019, represented by 16,618,114,582 shares of EUR 0.50 of nominal value each one and all of them from a unique class and series.
On 3 December 2020, a capital increase of EUR 361 million was made, with a charge to the share premium, through the issue of 722,526,720 shares (4.35% of the share capital).
Therefore, Banco Santander's share capital at 31 December 2020 consisted of EUR 8,670 million, represented by 17,340,641,302 shares of EUR 0.50 of nominal value each and all of them of a unique class and series.
Likewise, Banco Santander's share capital at 31 December 2021 consisted of EUR 8,670 million, represented by 17,340,641,302 shares of EUR 0.50 of nominal value each and all of them of a unique class and series.
On 1 April 2022, there was a capital reduction amounting to EUR 129,965,136.50 through the redemption of 259,930,273 shares, corresponding to the share buyback program carried out in 2021.
Likewise, on 28 June 2022, Banco Santander decreased its capital by an amount of EUR 143,154,722.50 through the redemption of 286,309,445 shares, corresponding to the share buyback program carried out during the first half of 2022.
Both operations have not entailed the return of contributions to the shareholders as Banco Santander was the owner of the redeemed shares.
Therefore, Banco Santander's share capital at 31 December 2022 consisted of EUR 8,397 million, represented by 16,794,401,584 shares of EUR 0.50 of nominal value each and all of them of a unique class and series. It includes 340,406,572 shares corresponding to the first 2022 share buyback program (see note 1.g).
Banco Santander’s shares are listed on the Spanish Stock Market Interconnection System and on the New York, London, Mexico and Warsaw Stock Exchanges, and all of them have the same features and rights. Santander shares are listed on the London Stock Exchange under Crest Depository Interest (CDI), each CDI representing one Bank’s share. They are also listed on the New York Stock Exchange under American Depositary Receipts (BDR), each BDR representing one share. During 2019 and 2018 the number of markets where the Bank is listed was reduced; the Bank's shares was delisted from Buenos Aires, Milan, Lisboa and São Paulo's markets.
As of 31 December 2022, Norges Bank was registered with the CNMV with a direct significant shareholding of 3.006% of voting shares of Banco Santander (3% is the commonly lowest threshold provided under Spanish law to disclose a significant holding in a listed company), as it had announced on 5 May 2022. Even though at 31 December 2022, certain custodians appeared in our shareholder registry as holding more than 3% of our share capital, we understand that those shares were held in custody on behalf of other investors, none of whom exceeded that threshold individually. These custodians were State Street Bank (14.23%),Chase Nominees Limited (6.88%), The Bank of New York Mellon Corporation (4.82%), Citibank New York (3.90%), BNP (3.28%) and EC Nominees Limited (3.04%).
At 31 December 2022, neither Banco Santander's shareholder registry nor the CNMV's registry showed any shareholder residing in a non-cooperative jurisdiction with a shareholding equal to, or greater than, 1% of our share capital (which is the other threshold applicable under Spanish regulations).
b) Other considerations
Under Spanish law, only shareholders at the general meeting have the authority to increase share capital. However, they may delegate the authority to approve or execute capital increases to the board of directors. Banco Santander´s Bylaws are fully aligned with Spanish law and do not establish any different conditions for share capital increases.
At 31 December 2022 the shares of the following companies were listed on official stock markets: Banco Santander Argentina S.A.; Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México; Banco Santander - Chile; Banco Santander (Brasil) S.A., Santander Bank Polska S.A. and Getnet Adquirência e Serviços para Meios de Pagamento S.A. - Instituição de Pagamento.
At 31 December 2022 the number of Banco Santander shares owned by third parties and managed by Group management companies (mainly portfolio, collective investment undertaking and pension fund managers) or jointly managed was 50 million shares, which represented 0.30% of Banco Santander’s share capital (45 and 39 million shares, representing 0.26% and 0.22% of the share capital in 2021 and 2020, respectively). In addition, the number of Banco Santander shares owned by third parties and received as security was 232 million shares (equal to 1.38% of the Bank’s share capital).
At 31 December 2022 the capital increases in progress at Group companies and the additional capital authorised by their shareholders at the respective general meetings were not material at Group level (see appendix V).